Basis of Preparation	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Basis of Preparation [Line Items]
Basis of preparation

2.      Basis of preparation

(a) Statement of compliance

These unaudited condensed consolidated interim financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions in Article 10 of Regulation S-X promulgated by the U.S. Securities and Exchange Commission (the “SEC”), effective for the nine months ended April 30, 2026.

Certain information or footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying condensed consolidated interim financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended July 31, 2025. The interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year.

These unaudited condensed consolidated interim financial statements have been prepared on a historical cost basis. In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting, except for the cash flow information.

(b) Going concern

These unaudited condensed consolidated interim financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. As at April 30, 2026, the Company has a working capital deficit, has incurred negative cash flows and losses since inception, and has generated limited revenues to date. The Company’s ability to continue its operations, realize its assets at their carrying values and discharge its liabilities is dependent upon its ability to raise adequate financing from external sources and generate profits and positive cash flows from operations.

The Company will require additional capital to fund its operations, to evaluate strategic opportunities, and for working capital purposes. However, there is no assurance that the Company will be able to secure such financing on favourable terms. These matters raise substantial doubt regarding the Company’s ability to continue as a going concern. These unaudited condensed consolidated interim financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern. Such adjustments could be material.

(c) Basis of consolidation

These unaudited condensed consolidated interim financial statements include the accounts of the Company and entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All intercompany balances and transactions, income and expenses have been eliminated upon consolidation.

As of April 30, 2026, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Devv Holdings	Vancouver, British Columbia	100%
Devvstream, Inc. (“DESG”)	Delaware, USA	100%
DevvESG Streaming Finco Ltd (“Finco”)	British Columbia, Canada	100%
Sierra Merger Sub, Inc.	Delaware, USA	100%

On November 10, 2022, the Company made an investment into Marmota Solutions Incorporated (“Marmota”). On the date of the initial investment, the Company owned 50% of Marmota and accounted for the investment as an equity investment. On October 16, 2023, the Company reduced its interest in Marmota to 10% by returning common shares to Marmota for cancellation in consideration of $19.

On November 6, 2024, the Company made an investment into Freedom Carbon Solutions LLC (formerly Monroe Sequestration Partners, LLC) (“FCS”). The Company owns 50% of FCS and accounted for the investment as an equity investment.

(d) Variable interest entities (“VIE”)

A VIE is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the accounts of that VIE.

(e) Functional and presentation currencies

Effective August 1, 2024, the Company reassessed its functional currency and the functional currency of its subsidiaries due to changes in underlying transactions, events, and conditions. As a result of this reassessment, the Company determined that its functional currency changed from the Canadian dollar (“CAD$”) to the United States dollar (“US$”) for Devv Holdings and DESG. Finco’s functional currency remained CAD$. This change aligns with the business’s future focus and the effective date of the Devv Corp.’s Form S-4 Registration Statement with the SEC, a crucial part of the De-SPAC transaction closing. The change in functional currency was accounted for prospectively from August 1, 2024, with no impact on prior year comparative information. Upon the change in functional currency on August 1, 2024, 121,995 of the Company’s warrants which had strike prices denominated in CAD$ were reclassified as warrant liabilities (Note 12). Determining the functional currency involved significant judgments to assess the primary economic environment in which the Company operates, including factors such as the currency of underlying transactions, the location of key operations, and the currency of expected cash flows.

The Company’s presentation currency is and continues to be the United States dollar.

(f) Use of estimates and judgments

In preparing these condensed consolidated interim financial statements, management has made judgements, estimates and assumptions that affect the applicability of the Company’s accounting policies. In preparing these condensed consolidated interim financial statements, the significant estimates and critical judgments were the same as those applied to the audited consolidated financial statements as at and for the year ended July 31, 2025, other than the below:

Critical Judgements

Advances to Southern Energy Renewables, Inc.

Between February and April 2026, the Company advanced $900,000 in funds to Southern Energy Renewables Inc. (“Southern”), pursuant to the agreed upon use of proceeds from Series A preferred stock subscriptions received by the Company. The form of such investments into Southern are to be agreed upon between the Company and Southern, and may be in debt and/or equity securities of Southern. As of April 30, 2026, the Company assesses it has no power to direct the activities that most significantly affect Southern’s economic performance nor obligation to absorb losses or right to receive benefits from Southern. As such, the Company considers advances to Southern to-date to be a non-current asset in the form of a long-term advance as of April 30, 2026, pending resolution of the form of the ultimate instrument(s) of the Company’s investment into Southern.

(g) Emerging growth company

The Company is an “Emerging Growth Company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it has taken advantage of certain exemptions that are not applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial reporting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.

2.      Basis of preparation

(a) Statement of compliance

These consolidated financial statements reflect the accounts of the Company and have been prepared in accordance with generally accepted accounting principles in the United States (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for financial information. These consolidated financial statements have been prepared on a going concern basis, under the historical cost convention.

(b) Going concern

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. As at July 31, 2025, the Company has a working capital deficit, has incurred negative cash flows and losses since inception, and has generated limited revenues to date. The Company’s ability to continue its operations, realize its assets at their carrying values and discharge its liabilities is dependent upon its ability to raise adequate financing from external sources and generate profits and positive cash flows from operations.

The Company will required additional capital to fund its operations, to evaluate strategic opportunities, and for working capital purposes. However, there is no assurance that the Company will be able to secure such financing on favourable terms. These matters raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern. Such adjustments could be material.

(c) Basis of consolidation

These consolidated financial statements include the accounts of the Company and entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All intercompany balances and transactions, income and expenses have been eliminated upon consolidation.

As of July 31, 2025, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Devv Holdings	British Columbia, Canada	100%
Devvstream, Inc. (“DESG”)	Delaware, USA	100%
DevvESG Streaming Finco Ltd (“Finco”)	British Columbia, Canada	100%

On November 10, 2022, the Company made an investment into Marmota Solutions Incorporated (“Marmota”). On the date of the initial investment, the Company owned 50% of Marmota and accounted for the investment as an equity investment. On October 16, 2023, the Company reduced its interest in Marmota to 10% by returning common shares to Marmota for cancellation in consideration of $19.

On November 6, 2024, the Company made an investment into Freedom Carbon Solutions LLC (formerly Monroe Sequestration Partners, LLC) (“FCS”). The Company owns 50% of FCS and accounted for the investment as an equity investment.

(d) Variable interest entities (“VIE”)

A VIE is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the accounts of that VIE.

(e) Functional and presentation currencies

Effective August 1, 2024, the Company reassessed its functional currency and the functional currency of its subsidiaries due to changes in underlying transactions, events, and conditions. As a result of this reassessment, the Company determined that its functional currency changed from the Canadian dollar (“CAD$”) to the United States dollar (“US$”) for Devv Holdings and DESG. Finco’s functional currency remained CAD$. This change aligns with the business’s future focus and the effective date of the Devv Corp.’s Form S-4 Registration Statement with the SEC, a crucial part of the De-SPAC transaction closing. The change in functional currency was accounted for prospectively from August 1, 2024, with no impact on prior year comparative information. Upon the change in functional currency on August 1, 2024, 121,995 of the Company’s warrants which had strike prices denominated in CAD$ were reclassified as warrant liabilities (Note 11). Determining the functional currency involved significant judgments to assess the primary economic environment in which the Company operates, including factors such as the currency of underlying transactions, the location of key operations, and the currency of expected cash flows.

The Company’s presentation currency is and continues to be the United States dollar.

(f) Use of estimates and judgments

The preparation of consolidated financial statements in conformity with US GAAP requires the Company’s management to make judgments, estimates and assumptions about future events that the amounts reported in the consolidated financial statements. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are made prospectively.

Key estimates made by management with respect to the areas noted have been disclosed in the notes to these consolidated financial statements.

Valuation of embedded derivatives

The estimates and judgments made in relation to the fair value of derivative liabilities are subject to measurement uncertainty. The valuation techniques used to determine fair value requires inputs that involve assumptions and judgments such as the volatility of the Company’s share prices and expected life. Such judgments and assumptions are inherently uncertain.

Functional currency

The Company and its subsidiaries are required to determine their functional currencies based on the primary economic environment in which each entity operates. In order to do that, management has to analyze several factors, including which currency mainly influences the cost of undertaking the business activities, in which currency the entity has received financing, and in which currency it keeps its receipts from operating activities. Management uses its judgment to determine which factors are most important when the above indicators are mixed and the functional currency is not obvious.

Equity-settled share-based payments

Share-based payments are measured at fair value. Options are measured using the Black-Scholes option pricing model based on estimated fair values of all share-based awards at the date of grant. The Black-Scholes option pricing model utilizes subjective assumptions such as fair value of the underlying share, expected price volatility, expected life and estimated forfeitures. Non-market vesting conditions are estimated initially and re-assessed every reporting period. Changes in these input assumptions can significantly affect the fair value estimate.

Going concern

The assessment of the Company’s ability to continue as a going concern and to raise sufficient funds to pay its ongoing operating expenditures and to meet its liabilities for the ensuing year, involves significant judgment based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Investment in associate

In October 2024, the Company acquired a 50% voting interest in FCS. Even though the Company holds 50% of the voting interest, it does not consider that it controls FCS. This is because the remaining 50% is held by one party and its affiliates and the operating agreement of FCS dictates that the other shareholder shall manage the affairs of FCS. The Company considers that it has significant influence over FCS based on its share of ownership, and accounts for the investment for using the equity method of accounting.

Warrant liabilities

Warrant liabilities are measured at fair value. Warrants are measured using the Black-Scholes option pricing model. The Black-Scholes option pricing model utilizes subjective assumptions such as fair value of the underlying share, expected price volatility, and expected life. Changes in these input assumptions can significantly affect the fair value estimate.

Stock option liabilities

Stock option liabilities are measured at fair value. Stock options are measured using the Black-Scholes option pricing model. The Black-Scholes option pricing model utilizes subjective assumptions such as fair value of the underlying share, expected price volatility, and expected life. Changes in these input assumptions can significantly affect the fair value estimate.

Fair value of consideration in De-SPAC transaction

The fair value of consideration to acquire the Company in the De-SPAC transaction comprised of common shares and replacement warrants. The share price of Devv Holdings as at the date of issuance is a significant estimate. In determining the estimate, management considered recent financings and the trading prices of the entities. The replacement warrants were valued using the Black-Scholes option pricing model which utilizes subjective assumptions such as fair value of the underlying share, expected price volatility, expected life and estimated forfeitures.

(g) Emerging growth company

The Company is an “Emerging Growth Company”, as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it has taken advantage of certain exemptions that are not applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b) (1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial reporting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable.

The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.